Document and Entity Information	Aug. 11, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity File Number	001-35994
Entity Registrant Name	Heat Biologics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2844103
Entity Address, Address Line One	627 Davis Drive, Suite 400
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	240-7133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0002 par value per share
Trading Symbol	HTBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001476963
Amendment Flag	false